Income Taxes (Reconciliations of Actual Income Tax Provision and Tax Computed by Applying United States Federal Rate to Earnings Before Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015	[1],[2],[3]	Dec. 31, 2014		Sep. 30, 2014	[1]	Jun. 30, 2014	[4],[5]	Mar. 31, 2014	[4],[6]	Dec. 31, 2013	[4],[7],[8]	Sep. 30, 2013	[4]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Expected benefit at the statutory rate	$ (0.1)					$ (0.3)												$ (4.3)	$ (35.6)	$ (57.3)		$ (47.9)		$ (57.1)
Non-deductible stock-based compensation	10.0					(5.1)												17.4	42.1	59.4		96.5		35.6
State income taxes benefit, net of federal benefit	0.1																	(0.5)	(4.5)	(7.4)		(6.3)		(1.9)
Transaction costs not deductible for tax purposes	0.5					0.1												0.5	0.4	0.7		0.8		1.3
Foreign tax rate differential	0.4					(0.3)												0.3	0.8	0.6		1.0		(2.3)
Other, net	0.2					1.3												0.4	1.9	(2.5)		(2.2)		(0.2)
Total (benefit)/provision for income taxes	11.1	$ 4.6		$ (18.4)		(4.3)	[1]	$ 9.4		$ 10.5		$ 12.1		$ 8.4		$ 9.3		13.8	5.1	(8.7)	[1]	40.3	[4]	(21.8)
Zayo Group, LLC [Member]
Total (benefit)/provision for income taxes	$ 10.3					$ (4.2)												$ 12.2	$ 4.4	$ (8.6)		$ 37.6		$ (26.5)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March?4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.